UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
July 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 98.2%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut - 94.1%
Connecticut,
GO	5.00	4/15/24	2,500,000	2,681,675
Connecticut,
GO	5.00	3/1/26	5,000,000	6,124,300
Connecticut,
GO	5.00	11/1/27	5,000,000	5,928,800
Connecticut,
GO	5.00	11/1/27	2,000,000	2,189,020
Connecticut,
GO	5.00	11/1/28	5,000,000	5,920,400
Connecticut,
GO	5.00	11/1/28	3,000,000	3,282,120
Connecticut,
GO	5.00	11/1/31	2,500,000	2,929,050
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/21	5,000,000	6,015,050
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/24	2,730,000	3,446,707
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/34	3,000,000	3,671,880
Connecticut,
State Revolving Fund General Revenue	5.00	1/1/19	2,275,000	2,517,674
Connecticut,
State Revolving Fund General Revenue	5.00	1/1/23	1,250,000	1,469,913
Connecticut,
State Revolving Fund General Revenue	5.00	3/1/24	1,195,000	1,476,028
Connecticut,
State Revolving Fund General Revenue	5.00	7/1/24	2,145,000	2,619,238
Connecticut Development Authority,
PCR (The Connecticut Light and Power
Company Project)	4.38	9/1/28	3,900,000	4,405,089
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	4,500,000	5,189,310
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)
(Insured; XLCA)	5.10	9/1/37	6,550,000	6,715,387
Connecticut Health and Educational
Facilities Authority,
Revenue (Ascension Health Senior
Credit Group)	5.00	11/15/40	10,000,000	11,189,200
Connecticut Health and Educational
Facilities Authority,
Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000	4,315,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 94.1% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/27	285,000		306,110
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/34	825,000		887,098
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/35	2,000,000		2,266,880
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/40	2,500,000		2,833,600
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/46	1,000,000		1,212,590
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)
(Prerefunded)	5.00	7/1/18	1,135,000	[a]	1,229,727
Connecticut Health and Educational
Facilities Authority,
Revenue (Greenwich Academy Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	3/1/32	10,880,000		14,348,979
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,968,640
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,127,190
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,244,460
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,936,900
Connecticut Health and Educational
Facilities Authority,
Revenue (Healthcare Facility Expansion
Issue - Church Home of Hartford Inc.,
Project)	5.00	9/1/46	1,000,000	[b]	1,112,010
Connecticut Health and Educational
Facilities Authority,
Revenue (Healthcare Facility Expansion
Issue - Church Home of Hartford Inc.,
Project)	5.00	9/1/53	1,500,000	[b]	1,650,945
Connecticut Health and Educational
Facilities Authority,
Revenue (Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000		2,355,214
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/36	5,000,000		5,985,150
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/36	200,000		242,322

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 94.1% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,546,390
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/33	25,000		27,263
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.75	7/1/18	2,475,000	[a]	2,716,981
Connecticut Health and Educational
Facilities Authority,
Revenue (Sacred Heart University
Issue)	5.38	7/1/31	1,000,000		1,148,340
Connecticut Health and Educational
Facilities Authority,
Revenue (Salisbury School Issue)
(Insured; Assured Guaranty Corp.)
(Prerefunded)	5.00	7/1/18	5,000,000	[a]	5,419,300
Connecticut Health and Educational
Facilities Authority,
Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,636,882
Connecticut Health and Educational
Facilities Authority,
Revenue (Stamford Hospital Issue)	4.00	7/1/46	2,000,000		2,139,460
Connecticut Health and Educational
Facilities Authority,
Revenue (The William W. Backus
Hospital Issue) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	7/1/18	2,000,000	[a]	2,178,060
Connecticut Health and Educational
Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/45	7,500,000		9,068,025
Connecticut Health and Educational
Facilities Authority,
Revenue (Wesleyan University Issue)
(Prerefunded)	5.00	7/1/20	6,500,000	[a]	7,569,835
Connecticut Health and Educational
Facilities Authority,
Revenue (Wesleyan University Issue)
(Prerefunded)	5.00	7/1/20	5,000,000	[a]	5,822,950
Connecticut Health and Educational
Facilities Authority,
Revenue (Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000		1,144,570
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale New Haven Health
Issue)	5.00	7/1/27	3,960,000		4,951,426
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	5.00	7/1/40	5,000,000		5,390,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 94.1% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale-New Haven Hospital
Issue) (Prerefunded)	5.75	7/1/20	4,000,000	[a]	4,767,280
Connecticut Health and Educational
Facilities Authority,
State Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,732,319
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut Family
Education Loan Program) (Insured;
National Public Finance Guarantee
Corp.)	4.80	11/15/22	1,795,000		1,809,791
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/21	1,450,000		1,684,682
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/22	1,400,000		1,653,918
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/23	1,400,000		1,676,766
Connecticut Municipal Electric Energy
Cooperative,
Power Supply System Revenue	5.00	1/1/38	3,000,000		3,510,270
Connecticut Municipal Electric Energy
Cooperative,
Transmission Services Revenue	5.00	1/1/22	1,505,000		1,810,485
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000		3,490,410
Eastern Connecticut Resource Recovery
Authority,
Solid Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	5,870,000		5,908,742
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue	5.00	8/15/26	700,000		879,592
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue	5.00	8/15/27	1,250,000		1,559,600
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue	5.00	8/15/29	1,500,000		1,852,305
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/15/35	25,000		25,090

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 94.1% (continued)
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[a]	311,503
Hartford County Metropolitan District,
Clean Water Project Revenue	5.00	4/1/31	3,510,000		4,194,520
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/42	2,000,000		2,422,260
New Britain,
GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000		4,345,740
New Britain,
GO (Insured; Assured Guaranty Corp.)
(Prerefunded)	5.00	4/1/20	900,000	[a]	1,037,925
New Haven,
GO	5.00	8/15/27	750,000		926,243
New Haven,
GO (Insured; Build America Municipal
Assurance Company)	5.00	8/15/26	1,250,000		1,550,263
Norwalk,
GO	5.00	7/15/24	1,000,000		1,225,530
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/27	3,000,000		3,698,790
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/31	3,940,000		4,672,998
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/32	1,370,000		1,648,178
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/33	1,500,000		1,799,805
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/37	2,000,000		2,476,140
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/38	1,500,000		1,857,105
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/39	1,500,000		1,793,370
South Central Connecticut Regional Water
Authority,
Water System Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.25	8/1/24	2,000,000		2,564,360
South Central Connecticut Regional Water
Authority,
Water System Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.25	8/1/31	2,000,000		2,138,240
Stamford,
GO	5.00	7/1/21	4,410,000		5,311,669
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,104,010
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,101,870

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut - 94.1% (continued)
University of Connecticut,
GO	5.00	2/15/28	1,000,000	1,101,870
University of Connecticut,
Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000	6,143,000
				271,340,458
U.S. Related - 4.1%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	5.50	5/15/39	3,000,000	2,977,770
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	12,000,000 [c]	1,093,680
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,000,000	1,092,050
Guam,
Business Privilege Tax Revenue	5.00	11/15/35	2,800,000	3,140,088
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,117,290
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	2,000,000	2,296,180
				11,717,058

Total Investments (cost $259,675,717)			98.2%	283,057,516
Cash and Receivables (Net)			1.8%	5,245,541
Net Assets			100.0%	288,303,057

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$2,762,955 or .96% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	283,057,516	-	283,057,516

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2016, accumulated net unrealized appreciation on investments was $23,381,799, consisting of $23,754,373 gross unrealized appreciation and $372,574 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
July 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 97.1%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 92.7%
Boston Housing Authority,
Capital Program Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,900,000		2,032,677
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	1,325,000		1,616,195
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,454,600
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,290,770
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,271,290
Massachusetts,
GO	0.98	11/1/25	5,000,000	[a]	4,992,850
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,473,940
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,184,750
Massachusetts,
Special Obligation Dedicated Tax
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,755,010
Massachusetts Bay Transportation
Authority,
Assessment Revenue (Prerefunded)	5.25	7/1/18	1,890,000	[b]	2,053,334
Massachusetts Bay Transportation
Authority,
GO (General Transportation System)	7.00	3/1/21	425,000		500,068
Massachusetts Bay Transportation
Authority,
GO (General Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	155,000		160,605
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.00	7/1/40	2,000,000		2,451,380
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/27	3,000,000		4,123,050
Massachusetts Clean Energy Cooperative
Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		3,125,335
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	2,000,000		2,415,240
Massachusetts College Building Authority,
Project Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	[c]	4,561,687

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 92.7% (continued)
Massachusetts College Building Authority,
Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000		1,840,238
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	4,000,000		4,544,200
Massachusetts Development Finance
Agency,
Revenue (Baystate Medical Center
Issue)	5.00	7/1/34	1,475,000		1,751,916
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/31	1,000,000		1,163,790
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000		1,419,488
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000		1,672,001
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/33	500,000		606,305
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/37	1,500,000		1,809,390
Massachusetts Development Finance
Agency,
Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000		4,939,520
Massachusetts Development Finance
Agency,
Revenue (College of the Holy Cross
Issue)	5.00	9/1/41	800,000		995,928
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/41	1,000,000		1,220,890
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/46	2,000,000		2,435,680
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System
Obligated Group Issue)	5.00	8/15/40	4,000,000		4,799,600
Massachusetts Development Finance
Agency,
Revenue (Noble and Greenough School
Issue) (Escrowed to Maturity)	5.00	4/1/21	600,000		713,670
Massachusetts Development Finance
Agency,
Revenue (North Hill Communities
Issue)	6.50	11/15/43	2,000,000	[d]	2,217,640
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/32	5,070,000		6,246,595

Long-Term Municipal Investments - 97.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 92.7% (continued)
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/39	2,000,000	2,345,100
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.38	7/1/41	4,000,000	4,609,680
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/47	1,860,000	1,931,015
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/47	1,500,000	1,826,460
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/41	1,000,000	1,197,560
Massachusetts Development Finance
Agency,
Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000	1,098,920
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	5.50	1/1/22	1,500,000	1,772,355
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/46	1,000,000	1,201,420
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Issue)	5.50	7/1/31	500,000	577,195
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/40	1,000,000	1,214,540
Massachusetts Development Finance
Agency,
Revenue (Whitehead Institute for
Biomedical Research Issue)	5.00	6/1/23	1,350,000	1,606,271
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000	1,781,925
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,465,000	1,624,700
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000	1,105,300
Massachusetts Health and Educational
Facilities Authority,
Revenue (Harvard University Issue)	5.00	12/15/24	2,350,000	2,691,220
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	5,829,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 92.7% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/19	1,000,000		1,125,710
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue)	5.25	7/1/29	1,000,000		1,126,570
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.00	7/1/24	1,000,000		1,136,960
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)	5.50	8/15/18	1,625,000		1,790,149
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)
(Prerefunded)	5.38	8/15/18	1,500,000	[b]	1,646,205
Massachusetts Health and Educational
Facilities Authority,
Revenue (Wheaton College Issue)	5.00	1/1/30	2,405,000		2,660,964
Massachusetts Housing Finance Agency,
Housing Revenue	5.20	12/1/37	1,905,000		1,964,722
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000		1,900,380
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000		1,822,035
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000		6,354,230
Massachusetts Port Authority,
Revenue	5.00	7/1/45	1,000,000		1,184,750
Massachusetts Port Authority,
Revenue	4.00	7/1/46	2,500,000		2,704,200
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/21	6,610,000		7,938,147
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/22	2,000,000		2,456,460
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000		4,736,280
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/37	3,000,000		3,685,500
Massachusetts Water Resources Authority,
General Revenue	5.00	8/1/25	2,000,000		2,393,340
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,471,583
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		1,961,437
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	[b]	99,494

Long-Term Municipal Investments - 97.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 92.7% (continued)
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/24	1,320,000	1,569,137
				166,981,106
U.S. Related - 4.4%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	5.38	5/15/33	1,245,000	1,241,850
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	5.50	5/15/39	1,245,000	1,235,775
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	5,000,000 [c]	455,700
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	1,000,000	1,125,690
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,086,540
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000	1,048,220
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	1,500,000	1,722,135
				7,915,910

Total Investments (cost $158,961,697)			97.1%	174,897,016
Cash and Receivables (Net)			2.9%	5,158,502
Net Assets			100.0%	180,055,518

a Variable rate security—rate shown is the interest rate in effect at period end.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, this security was valued at
$2,217,640 or 1.23% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices Observable	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	174,897,016	-	174,897,016

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2016, accumulated net unrealized appreciation on investments was $15,935,319, consisting of $16,125,553 gross unrealized appreciation and $190,234 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
July 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 99.0%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 97.0%
Adams County Industrial Development
Authority,
Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,134,330
Adams County Industrial Development
Authority,
Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,134,330
Allegheny County,
GO	5.00	12/1/31	1,040,000		1,260,719
Allegheny County,
GO	5.00	12/1/34	1,000,000		1,203,780
Allegheny County,
GO	5.00	12/1/34	3,000,000		3,567,960
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,537,551
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/28	1,575,000		1,807,643
Bethlehem Authority,
Guaranteed Water Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	11/15/31	2,000,000		2,375,260
Boyertown Area School District,
GO	5.00	10/1/37	2,050,000		2,398,787
Bucks County Water and Sewer Authority,
Sewer System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		599,790
Canonsburg-Houston Joint Authority,
Sewer Revenue	5.00	12/1/40	2,000,000		2,384,680
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/41	750,000		900,833
Charleroi Area School Authority,
School Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,858,020
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,288,840
Cumberland County Municipal Authority,
Revenue (Diakon Lutheran Social
Ministries Project)	5.00	1/1/38	1,000,000		1,170,160
Dauphin County General Authority,
Health System Revenue (Pinnacle
Health System Project)	5.00	6/1/35	1,000,000		1,213,430
Dauphin County General Authority,
Health System Revenue (Pinnacle
Health System Project)	5.00	6/1/42	3,030,000		3,475,410
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,622,532
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/30	500,000		615,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 97.0% (continued)
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/31	500,000		612,845
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,686,780
Delaware River Port Authority,
Revenue	5.00	1/1/37	3,000,000		3,572,280
East Hempfield Township Industrial
Development Authority,
Revenue (Willow Valley Communities
Project)	5.00	12/1/39	600,000		706,440
Geisinger Authority,
Health System Revenue (Geisinger
Health System)	5.00	6/1/41	2,500,000		2,944,275
Harrisburg Redevelopment Authority,
Guaranteed Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/1/16	1,000,000	[a]	988,390
Harrisburg Redevelopment Authority,
Guaranteed Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	5/1/18	2,750,000	[a]	2,528,762
Harrisburg Redevelopment Authority,
Guaranteed Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	2,469,060
Harrisburg Redevelopment Authority,
Guaranteed Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	2,346,795
Harrisburg Redevelopment Authority,
Guaranteed Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	2,286,130
Harrisburg Redevelopment Authority,
Guaranteed Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	2,027,400
Lancaster County Hospital Authority,
Health Center Revenue (Masonic
Villages Project)	5.00	11/1/35	1,000,000		1,188,100
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/42	1,250,000		1,521,088
McKeesport Area School District,
GO (Insured; AMBAC) (Escrowed to
Maturity)	0.00	10/1/21	2,915,000	[a]	2,748,524
Montgomery County Higher Education and
Health Authority,
HR (Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,155,280
Montgomery County Industrial
Development Authority,
Health System Revenue (Jefferson
Health System)	5.00	10/1/41	4,000,000		4,512,120
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (ACTS
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,000,000		2,394,460
Pennsylvania,
GO	5.00	10/15/26	3,000,000		3,654,780

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 97.0% (continued)
Pennsylvania,
GO	5.00	10/15/29	4,000,000		4,803,240
Pennsylvania,
GO	5.00	3/15/33	1,500,000		1,790,655
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,108,360
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania)	5.00	8/15/40	1,500,000		1,804,545
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Drexel University)	5.00	5/1/35	1,750,000		2,122,943
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000		1,425,095
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,110,110
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000		1,770,420
Pennsylvania Higher Educational Facilities
Authority,
Revenue (University of the Sciences in
Philadelphia)	5.00	11/1/31	1,000,000		1,201,730
Pennsylvania Housing Finance Agency,
Capital Fund Securitization Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/25	1,210,000		1,232,349
Pennsylvania Housing Finance Agency,
SFMR	4.60	10/1/27	5,000,000		5,015,450
Pennsylvania Housing Finance Agency,
SFMR	4.70	10/1/37	730,000		731,664
Pennsylvania Industrial Development
Authority,
EDR (Prerefunded)	5.50	7/1/18	100,000	[b]	109,421
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/37	5,325,000		6,132,909
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,605,000		1,934,330
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/43	2,500,000		2,958,925
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/46	1,000,000		1,192,770
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	965,000		1,067,937
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Prerefunded)	5.25	6/1/19	65,000	[b]	73,380
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000		2,818,975
Philadelphia,
Airport Revenue	5.00	6/15/35	2,000,000		2,348,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 97.0% (continued)
Philadelphia,
Gas Works Revenue	5.00	8/1/31	1,250,000		1,503,950
Philadelphia,
Gas Works Revenue	5.00	8/1/32	1,000,000		1,198,690
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/23	2,180,000		2,664,897
Philadelphia Authority for Industrial
Development,
HR (The Children's Hospital of
Philadelphia Project)	5.00	7/1/42	3,000,000		3,617,280
Philadelphia Authority for Industrial
Development,
Revenue (Independence Charter School
Project)	5.50	9/15/37	1,700,000		1,736,261
Philadelphia Authority for Industrial
Development,
Revenue (Russell Byers Charter School
Project)	5.15	5/1/27	1,230,000		1,247,478
Philadelphia Authority for Industrial
Development,
Revenue (Russell Byers Charter School
Project)	5.25	5/1/37	1,715,000		1,735,683
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/45	1,500,000		1,781,685
Philadelphia Hospitals and Higher
Education Facilities Authority,
HR (The Children's Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000		2,123,154
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/21	1,685,000		1,702,120
Philadelphia School District,
GO	5.25	9/1/23	1,000,000		1,100,440
Philadelphia School District,
GO	6.00	9/1/38	960,000		1,020,874
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	25,000	[b]	27,801
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,560
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,558
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,560
Pittsburgh,
GO (Insured; Build America Mutual
Assurance Company)	5.00	9/1/30	1,585,000		1,955,795
Pittsburgh Urban Redevelopment
Authority,
MFHR (West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,200,000		1,230,048
Pocono Mountains Industrial Park
Authority,
HR (Saint Luke's Hospital - Monroe
Project)	5.00	8/15/40	1,795,000		2,092,485

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 97.0% (continued)
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000	2,345,860
State Public School Building Authority,
College Revenue (Montgomery County
Community College)	5.00	5/1/38	1,115,000	1,298,540
State Public School Building Authority,
Community College Revenue
(Community College of Philadelphia
Project) (Prerefunded)	6.00	12/15/18	1,500,000 [b]	1,690,470
State Public School Building Authority,
School Revenue (The School District of
the City of Harrisburg Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/32	2,000,000	2,434,680
West Shore Area Authority,
HR (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.00	1/1/26	2,000,000	2,395,040
West View Borough Municipal Authority,
Water Revenue	5.00	11/15/39	2,000,000	2,429,160
Westmoreland County Industrial
Development Authority,
Health System Revenue (Excela Health
Project)	5.00	7/1/25	2,390,000	2,679,333
Westmoreland County Municipal
Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/42	1,000,000	1,184,440
Wilkes-Barre Finance Authority,
Revenue (University of Scranton)	5.00	11/1/34	1,000,000	1,191,730
York County,
GO	5.00	6/1/31	1,500,000	1,859,610
				161,911,374
U.S. Related - 2.0%
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,000,000	1,092,050
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,079,620
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,086,540
				3,258,210

Total Investments (cost $152,395,639)			99.0%	165,169,584
Cash and Receivables (Net)			1.0%	1,684,963
Net Assets			100.0%	166,854,547

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	165,169,584	-	165,169,584

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2016, accumulated net unrealized appreciation on investments was $12,773,945, consisting of $12,788,895 gross unrealized appreciation and $14,950 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)